Note 13 - Operating Lease Right-of-use Assets and Liabilities (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 81,811	$ 343,073
Costamare Bulkers Inc. (“CBI”) [Member]
Number of Chartered-in Third-party Vessels	70
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 231,341
Lessee, Operating Lease, Discount Rate	5.98%
Operating Lease, Weighted Average Remaining Lease Term (Year)	1 year 8 months 15 days